Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Securities available for sale	$ 196,249	$ 197,905
Other assets	9,461	8,209
Total assets	1,315,041	1,213,191
Liabilities:
Subordinated debentures	29,427	29,427
Total liabilities	1,189,868	1,097,282
Shareholders' Equity:
Common stock	115,330	114,365
Accumulated earnings (deficit)	5,300	(4,306)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(495)	(47)	$ (4,247)	$ (1,647)
Total shareholders' equity	125,173	115,909	128,376	103,980
Total liabilities and shareholders' equity	1,315,041	1,213,191
CBI[Member]
Assets:
Cash	7,493	13,663	$ 32,572	$ 9,291
Securities available for sale	587	540
Investment in bank subsidiary	133,959	117,364
Investment in nonbank subsidiaries	12,615	12,605
Other assets	2,204	3,003
Total assets	156,858	147,175
Liabilities:
Deferred income taxes and other liabilities	2,258	1,839
Subordinated debentures	29,427	29,427
Total liabilities	31,685	31,266
Shareholders' Equity:
Preferred stock	22,273	23,132
Common stock	115,330	114,365
Accumulated earnings (deficit)	5,300	(4,306)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(495)	(47)
Total shareholders' equity	125,173	115,909
Total liabilities and shareholders' equity	$ 156,858	$ 147,175